UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22491

BrandywineGLOBAL – Global Income Opportunities Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

BRANDYWINEGLOBAL – GLOBAL INCOME OPPORTUNITIES FUND INC.

FORM N-Q

JANUARY 31, 2019

BRANDYWINEGLOBAL – GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 53.1%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	1,580,000		$1,262,025

Brazil - 17.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	38,785,000	BRL	11,291,058
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	122,900,000	BRL	35,936,923

Total Brazil					47,227,981

France - 1.4%
French Republic Government Bond OAT	2.000%	5/25/48	3,100,000	EUR	3,953,528	(a)

India - 7.0%
India Government Bond, Senior Notes	8.170%	12/1/44	1,300,000,000	INR	19,279,739

Indonesia - 10.7%
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/24	65,100,000,000	IDR	4,729,039
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	50,000,000,000	IDR	3,617,989
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	120,400,000,000	IDR	9,063,162
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	69,800,000,000	IDR	4,965,494
Indonesia Treasury Bond, Senior Notes	8.750%	2/15/44	96,900,000,000	IDR	6,889,765

Total Indonesia					29,265,449

Mexico - 10.5%
Mexican Bonos, Bonds	10.000%	11/20/36	72,700,000	MXN	4,236,862	(b)
Mexican Bonos, Senior Notes	8.500%	11/18/38	96,600,000	MXN	4,929,809	(b)
Mexican Bonos, Senior Notes	7.750%	11/13/42	421,500,000	MXN	19,798,911	(b)

Total Mexico					28,965,582

South Africa - 5.8%
Republic of South Africa Government Bond	8.750%	2/28/48	229,260,000	ZAR	15,843,160	(b)

TOTAL SOVEREIGN BONDS (Cost - $166,481,878)					145,797,464

CORPORATE BONDS & NOTES - 46.4%
COMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 0.1%
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	200,000		193,000	(b)

Media - 3.8%
CSC Holdings LLC, Senior Notes	5.250%	6/1/24	1,130,000		1,087,625	(b)
DISH DBS Corp., Senior Notes	5.000%	3/15/23	915,000		799,481	(b)
Gray Television Inc., Senior Notes	5.125%	10/15/24	2,315,000		2,255,678	(b)(c)
Sinclair Television Group Inc., Senior Notes	5.625%	8/1/24	2,000,000		1,942,000	(b)(c)
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	275,000		265,031	(b)(c)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL – GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Sirius XM Radio Inc., Senior Notes	6.000%	7/15/24	1,100,000	$1,146,750	(b)(c)
Sirius XM Radio Inc., Senior Notes	5.375%	7/15/26	2,000,000	1,990,000	(b)(c)
Univision Communications Inc., Senior Secured Notes	5.125%	5/15/23	1,135,000	1,064,063	(b)(c)

Total Media				10,550,628

Wireless Telecommunication Services - 2.0%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,470,000	2,457,650	(b)
Sprint Corp., Senior Notes	7.250%	9/15/21	2,800,000	2,947,000	(b)

Total Wireless Telecommunication Services				5,404,650

TOTAL COMMUNICATION SERVICES				16,148,278

CONSUMER DISCRETIONARY - 2.8%
Automobiles - 1.1%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	2,950,000	2,990,533	(b)

Hotels, Restaurants & Leisure - 0.8%
Rivers Pittsburgh Borrower LP/Rivers
Pittsburgh Finance Corp., Senior Secured Notes	6.125%	8/15/21	2,105,000	2,105,000	(b)(c)

Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	378,000	363,825	(b)(c)
NIKE Inc., Senior Notes	3.625%	5/1/43	2,237,000	2,151,955	(b)

Total Textiles, Apparel & Luxury Goods				2,515,780

TOTAL CONSUMER DISCRETIONARY				7,611,313

CONSUMER STAPLES - 1.1%
Food Products - 0.7%
B&G Foods Inc., Senior Notes	4.625%	6/1/21	888,000	896,037	(b)
MARB BondCo PLC, Senior Notes	7.000%	3/15/24	1,135,000	1,113,151	(b)(c)

Total Food Products				2,009,188

Health Care Providers & Services - 0.4%
Bausch Health Cos. Inc., Senior Secured Notes	6.500%	3/15/22	1,100,000	1,139,875	(b)(c)

TOTAL CONSUMER STAPLES				3,149,063

ENERGY - 3.2%
Energy Equipment & Services - 0.4%
Rowan Cos. Inc., Senior Notes	4.750%	1/15/24	1,584,000	1,275,120	(b)

Oil, Gas & Consumable Fuels - 2.8%
Antero Resources Corp., Senior Notes	5.000%	3/1/25	760,000	737,200	(b)
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	1,500,000	1,471,875	(b)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL – GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Chesapeake Energy Corp., Senior Notes (3 mo. USD LIBOR + 3.250%)	6.037%	4/15/19	1,265,000	$1,265,000	(b)(d)
Colorado Interstate Gas Co., LLC/Colorado Interstate Issuing Corp., Senior Notes	4.150%	8/15/26	2,000,000	1,975,749	(b)(c)
Energy Transfer LP, Senior Secured Notes	5.500%	6/1/27	1,105,000	1,149,200	(b)
Range Resources Corp., Senior Notes	5.000%	8/15/22	1,060,000	1,033,500	(b)

Total Oil, Gas & Consumable Fuels				7,632,524

TOTAL ENERGY				8,907,644

FINANCIALS - 16.2%
Banks - 9.0%
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	10,345,000	14,127,998	(b)
CIT Group Inc., Senior Notes	4.125%	3/9/21	585,000	587,925	(b)
CIT Group Inc., Senior Notes	5.000%	8/15/22	170,000	174,675	(b)
CIT Group Inc., Senior Notes	5.000%	8/1/23	615,000	630,375	(b)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	9,000,000	9,202,438	(b)

Total Banks				24,723,411

Capital Markets - 7.2%
Goldman Sachs Group Inc., Senior Notes	3.625%	1/22/23	5,000,000	5,066,171	(b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	12,000,000	14,638,048	(b)

Total Capital Markets				19,704,219

TOTAL FINANCIALS				44,427,630

HEALTH CARE - 4.6%
Health Care Providers & Services - 4.6%
DaVita Inc., Senior Notes	5.750%	8/15/22	1,500,000	1,528,125	(b)
DaVita Inc., Senior Notes	5.000%	5/1/25	3,760,000	3,633,100	(b)
Encompass Health Corp., Senior Notes	5.750%	11/1/24	2,160,000	2,192,400	(b)
HCA Inc., Senior Secured Notes	4.750%	5/1/23	395,000	406,850	(b)
HCA Inc., Senior Secured Notes	5.000%	3/15/24	1,064,000	1,109,752	(b)
Tenet Healthcare Corp., Senior Secured Notes	6.000%	10/1/20	720,000	746,316	(b)
Tenet Healthcare Corp., Senior Secured Notes	4.500%	4/1/21	1,410,000	1,419,870	(b)
Tenet Healthcare Corp., Senior Secured Notes	4.375%	10/1/21	1,545,000	1,550,794	(b)

TOTAL HEALTH CARE				12,587,207

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL – GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.5%
Northrop Grumman Corp., Senior Notes	3.250%	8/1/23	1,236,000	$1,239,832	(b)

Airlines - 0.6%
Air Canada, Senior Notes	7.750%	4/15/21	1,520,000	1,628,300	(b)(c)

Road & Rail - 0.3%
CSX Corp., Senior Notes	3.800%	11/1/46	1,000,000	909,108	(b)

TOTAL INDUSTRIALS				3,777,240

INFORMATION TECHNOLOGY - 1.8%
IT Services - 0.4%
First Data Corp., Senior Secured Notes	5.000%	1/15/24	1,035,000	1,061,522	(b)(c)

Semiconductors & Semiconductor Equipment - 0.4%
Qorvo Inc., Senior Notes	5.500%	7/15/26	1,220,000	1,213,900	(b)(c)

Software - 0.6%
Symantec Corp., Senior Notes	5.000%	4/15/25	1,555,000	1,551,526	(b)(c)

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC/EMC Corp., Senior Secured Notes	6.020%	6/15/26	1,020,000	1,068,422	(b)(c)

TOTAL INFORMATION TECHNOLOGY				4,895,370

MATERIALS - 5.1%
Chemicals - 2.4%
CF Industries Inc., Senior Notes	4.950%	6/1/43	4,000,000	3,331,200	(b)
Methanex Corp., Senior Notes	3.250%	12/15/19	1,805,000	1,796,602
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	1,380,000	1,424,850	(b)(c)

Total Chemicals				6,552,652

Containers & Packaging - 1.0%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, Senior Secured Notes	5.125%	7/15/23	1,505,000	1,509,666	(b)(c)
Sealed Air Corp., Senior Notes	5.125%	12/1/24	1,150,000	1,167,595	(b)(c)

Total Containers & Packaging				2,677,261

Metals & Mining - 1.4%
Allegheny Technologies Inc., Senior Notes	5.950%	1/15/21	1,800,000	1,833,336	(b)
Steel Dynamics Inc., Senior Notes	5.125%	10/1/21	2,150,000	2,168,812	(b)

Total Metals & Mining				4,002,148

Paper & Forest Products - 0.3%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	800,000	778,000	(b)(c)

TOTAL MATERIALS				14,010,061

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL – GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Equinix Inc., Senior Notes	5.375%	4/1/23	1,265,000		$1,283,975	(b)
GEO Group Inc., Senior Notes	5.125%	4/1/23	200,000		183,250	(b)
GEO Group Inc., Senior Notes	6.000%	4/15/26	610,000		547,475	(b)
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	900,000		924,750	(b)
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	1,135,000		1,061,225	(b)(c)
Iron Mountain US Holdings Inc., Senior Notes	5.375%	6/1/26	870,000		831,937	(b)(c)
SBA Communications Corp., Senior Notes	4.875%	7/15/22	2,810,000		2,852,993	(b)

TOTAL REAL ESTATE					7,685,605

UTILITIES - 1.5%
Gas Utilities - 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	625,000		618,937	(b)

Independent Power and Renewable Electricity Producers - 1.3%
AES Corp., Senior Notes	4.000%	3/15/21	1,265,000		1,265,000	(b)
Clearway Energy Operating LLC, Senior Notes	5.000%	9/15/26	1,480,000		1,295,000	(b)
NRG Energy Inc., Senior Notes	6.625%	1/15/27	925,000		977,235	(b)

Total Independent Power and Renewable Electricity Producers					3,537,235

TOTAL UTILITIES					4,156,172

TOTAL CORPORATE BONDS & NOTES (Cost - $122,738,024)					127,355,583

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 23.8%
Alba PLC, 2007-1 C (3 mo. GBP LIBOR + 0.290%)	1.196%	3/17/39	937,488	GBP	1,102,659	(a)(d)
Banc of America Commercial Mortgage Trust, 2017-BNK3 XA, IO	1.132%	2/15/50	44,465,087		2,989,254	(d)
Bancaja FTA, 7 C (3 mo. Euribor + 0.780%)	0.464%	11/25/36	2,372,701	EUR	2,529,819	(a)(d)
Bancaja FTA, 7 D (3 mo. Euribor + 2.500%)	2.184%	11/25/36	993,483	EUR	1,123,533	(a)(d)
Bancaja FTA, 9 D (3 mo. Euribor + 2.500%)	2.190%	9/25/43	800,000	EUR	820,444	(a)(d)
Bancaja FTA, 10 C (3 mo. Euribor + 0.500%)	0.184%	5/22/50	500,000	EUR	458,680	(a)(d)
BANK, 2017-BNK4 XA, IO	1.440%	5/15/50	4,749,474		392,492	(d)
Citigroup Commercial Mortgage Trust, 2014-GC19 D	5.090%	3/10/47	1,720,000		1,784,233	(c)(d)
Commercial Mortgage Trust, 2012-CR5 D	4.320%	12/10/45	700,000		693,488	(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KO35 X3, IO	1.791%	12/25/41	4,890,000		367,073	(d)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL – GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KO57 X1, IO	1.191%	7/25/26	42,733,807		$3,122,239	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DN1 M3 (1 mo. USD LIBOR + 4.150%)	6.660%	1/25/25	821,325		881,029	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M3 (1 mo. USD LIBOR + 3.900%)	6.410%	12/25/27	800,000		869,964	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQA1 M3 (1 mo. USD LIBOR + 4.700%)	7.210%	3/25/28	1,210,000		1,371,674	(d)
Federal National Mortgage Association (FNMA) — CAS, 2015-C02 2M2 (1 mo. USD LIBOR + 4.000%)	6.510%	5/25/25	843,682		905,988	(d)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	7.510%	7/25/25	553,813		623,422	(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C01 2M2 (1 mo. USD LIBOR + 6.950%)	9.460%	8/25/28	911,644		1,059,467	(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C03 1M2 (1 mo. USD LIBOR + 5.300%)	7.810%	10/25/28	1,800,000		2,084,189	(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	6.760%	1/25/29	2,950,000		3,283,556	(d)
Fondo de Titulizacion de Activos Santander Hipotecario, 2 E (3 mo. Euribor + 2.100%)	1.792%	1/18/49	1,600,000	EUR	1,403,477	(a)(d)
FREMF Mortgage Trust, 2011-K15 B	4.948%	8/25/44	4,000,000		4,166,179	(c)(d)
FREMF Mortgage Trust, 2014-K715 C	4.124%	2/25/46	3,100,000		3,134,403	(c)(d)
FREMF Mortgage Trust, 2014-K717 B	3.629%	11/25/47	650,000		657,187	(c)(d)
FREMF Mortgage Trust, 2015-K720 C	3.390%	7/25/22	1,760,000		1,753,316	(c)(d)
FREMF Mortgage Trust, 2015-K721 C	3.565%	11/25/47	2,330,000		2,275,362	(c)(d)
GS Mortgage Securities Trust, 2013-GC10 XA, IO	1.516%	2/10/46	15,850,891		797,572	(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.199%	11/15/45	400,000		417,986	(d)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL – GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (e) - (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C9 D	4.126%	5/15/46	700,000		$662,753	(c)(d)
Newgate Funding PLC, 2006-3X CB (3 mo. Euribor + 0.450%)	0.132%	12/1/50	696,874	EUR	710,941	(a)(d)
Paragon Mortgages PLC, 11X CB (3 mo. Euribor + 0.900%)	0.592%	10/15/41	3,117,060	EUR	3,306,839	(a)(d)
Paragon Mortgages PLC, 13X C1B (3 mo. Euribor + 0.780%)	0.472%	1/15/39	6,000,000	EUR	6,230,342	(a)(d)
RMAC Securities PLC, 2006-NS1X B1C (3 mo. Euribor + 0.880%)	0.566%	6/12/44	1,332,327	EUR	1,408,185	(a)(d)
RMAC Securities PLC, 2006-NS4X M1A (3 mo. GBP LIBOR + 0.270%)	1.173%	6/12/44	787,745	GBP	946,371	(a)(d)
Rural Hipotecario IX FTA, 9 B (3 mo. Euribor + 0.320%, 0.000% Floor)	0.004%	2/17/50	2,244,217	EUR	2,371,699	(a)(d)
Sequoia Mortgage Trust, 2004-8 A2 (6 mo. USD LIBOR + 0.740%)	3.254%	9/20/34	1,010,529		1,004,759	(d)
TDA FTA, 24 A1 (3 mo. Euribor + 0.130%, 0.000% Floor)	0.000%	6/22/40	363,240	EUR	411,711	(a)(d)
Thornburg Mortgage Securities Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.620%)	3.110%	6/25/44	1,923,404		1,896,991	(d)
WaMu Mortgage Pass-Through Trust, 2004-AR5 A6	4.209%	6/25/34	2,532,543		2,590,126	(d)
WF-RBS Commercial Mortgage Trust, 2012-C6 XA, IO	2.076%	4/15/45	30,450,763		1,468,211	(c)(d)
WF-RBS Commercial Mortgage Trust, 2013-C15 XA, IO	0.446%	8/15/46	77,694,712		1,303,072	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $65,917,359)					65,380,685

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 21.7%
U.S. Government Obligations - 21.7%
U.S. Treasury Bonds	3.000%	2/15/48	13,900,000		13,866,607	(b)
U.S. Treasury Bonds	3.375%	11/15/48	10,300,000		11,048,561
U.S. Treasury Floating Rate Notes (3 mo.
U.S. Treasury Money Market Yield + 0.045%)	2.450%	10/31/20	13,360,000		13,349,890	(d)
U.S. Treasury Notes	2.750%	2/15/28	21,160,000		21,381,932	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $58,395,361)					59,646,990

ASSET-BACKED SECURITIES - 4.6%
Asset Backed Securities Corp. Home Equity Loan Trust, 2004-HE5 M1 (1 mo. USD LIBOR + 0.900%)	3.410%	8/25/34	770,870		772,419	(d)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL – GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Carrington Mortgage Loan Trust, 2006-RFC1 A4 (1 mo. USD LIBOR + 0.240%)	2.750%	3/25/36	845,386	$842,875	(d)
CWABS Revolving Home Equity Loan Trust, 2004-I A (1 mo. USD LIBOR + 0.290%)	2.799%	2/15/34	2,071,076	2,052,919	(d)
FBR Securitization Trust, 2005-2 M2 (1 mo. USD LIBOR + 0.750%)	3.260%	9/25/35	2,207,125	2,208,283	(d)
JPMorgan Mortgage Acquisition Trust, 2007-CH3 A1B (1 mo. USD LIBOR + 0.320%)	2.830%	3/25/37	3,203,149	3,154,702	(d)
Park Place Securities Inc. Pass-Through Certificates, 2005-WHQ2 M2 (1 mo. USD LIBOR + 0.690%)	3.200%	5/25/35	1,549,991	1,552,867	(d)
Towd Point Mortgage Trust, 2018-5 A1A	3.250%	7/25/58	2,038,122	2,016,352	(c)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $12,585,752)				12,600,417

SENIOR LOANS - 0.9%
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%) (Cost - $2,363,579)	4.756%	2/22/24	2,355,000	2,317,572	(d)(f)(g)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $428,481,953)				413,098,711

			SHARES
SHORT-TERM INVESTMENTS - 2.5%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $6,857,919)	2.313%		6,857,919	6,857,919

TOTAL INVESTMENTS - 153.0% (Cost - $435,339,872)				419,956,630

Mandatory Redeemable Preferred Stock, at Liquidation Value - (18.2)%				(50,000,000)
Liabilities in Excess of Other Assets - (34.8)%				(95,475,696)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$274,480,934

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL – GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

Abbreviations used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
EUR	— Euro
Euribor	— Euro Interbank Offered Rate
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
USD	— Unified School District
ZAR	— South African Rand

At January 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	29,783,538	BRL	111,450,000	HSBC Bank USA, N.A.	2/8/19	$(758,658)
JPY	1,923,000,000	USD	17,360,343	Citibank N.A.	2/22/19	324,492
USD	17,545,613	JPY	1,923,000,000	Citibank N.A.	2/22/19	(139,223)
EUR	1,140,000	USD	1,306,850	HSBC Bank USA, N.A.	3/12/19	2,477
EUR	5,310,000	USD	6,155,618	HSBC Bank USA, N.A.	3/12/19	(56,909)
EUR	6,170,000	USD	7,085,998	JPMorgan Chase & Co.	3/12/19	449

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL – GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,394,446	EUR	1,210,000	JPMorgan Chase & Co.	3/12/19	$4,722
USD	12,472,275	EUR	10,860,000	JPMorgan Chase & Co.	3/12/19	(790)
USD	21,085,726	EUR	18,360,000	JPMorgan Chase & Co.	3/12/19	(1,335)
EUR	480,000	USD	551,823	National Australia Bank Ltd.	3/12/19	(527)
EUR	1,230,000	USD	1,395,114	National Australia Bank Ltd.	3/12/19	17,581
USD	17,328,563	NZD	25,600,000	Citibank N.A.	3/13/19	(382,077)
NZD	25,600,000	USD	17,607,319	National Australia Bank Ltd.	3/13/19	103,321
USD	9,757,431	INR	714,000,000	Barclays Bank PLC	3/14/19	(233,925)
USD	9,775,448	INR	690,000,000	Barclays Bank PLC	3/14/19	119,936
USD	1,972,321	GBP	1,550,000	Citibank N.A.	3/18/19	(65,498)
USD	2,239,538	GBP	1,760,000	Citibank N.A.	3/18/19	(74,372)
GBP	1,950,000	USD	2,526,900	JPMorgan Chase & Co.	3/18/19	36,808
GBP	1,920,000	USD	2,515,872	Morgan Stanley & Co. Inc.	3/18/19	8,393
USD	4,044,730	ZAR	58,900,000	Barclays Bank PLC	3/19/19	(371,901)
COP	31,700,000,000	USD	10,041,974	JPMorgan Chase & Co.	3/28/19	144,730
ARS	50,050,000	USD	1,271,240	HSBC Bank USA, N.A.	4/8/19	(20,866)
ARS	50,410,000	USD	1,269,454	HSBC Bank USA, N.A.	4/8/19	(10,085)
BRL	4,780,000	USD	1,260,881	Barclays Bank PLC	4/11/19	43,373
BRL	18,670,000	USD	4,997,992	Barclays Bank PLC	4/11/19	96,239
MXN	24,200,000	USD	1,258,210	Barclays Bank PLC	4/11/19	(6,176)
MXN	24,200,000	USD	1,265,045	HSBC Bank USA, N.A.	4/11/19	(13,012)
MXN	71,200,000	USD	3,653,624	HSBC Bank USA, N.A.	4/11/19	30,045
COP	3,948,000,000	USD	1,257,325	JPMorgan Chase & Co.	4/11/19	10,594
COP	4,000,000,000	USD	1,267,869	JPMorgan Chase & Co.	4/11/19	16,750
COP	11,531,000,000	USD	3,675,688	JPMorgan Chase & Co.	4/11/19	27,547
USD	20,401,940	IDR	294,400,000,000	JPMorgan Chase & Co.	4/25/19	(454,072)

Total						$(1,601,969)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL – GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

Abbreviations used in this table:

ARS	— Argentine Peso
BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
USD	— United States Dollar
ZAR	— South African Rand

At January 31, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2019[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	$815,000	6/20/22	1.650%	1.000% quarterly	$(16,871)	$(42,994)	$26,123
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	1,210,000	6/20/22	1.650%	1.000% quarterly	(25,049)	(63,874)	38,825
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	950,000	12/20/22	1.953%	1.000% quaterly	(32,581)	(31,837)	(744)

Total	$2,975,000				$(74,501)	$(138,705)	$64,204

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL – GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.31 Index	$40,674,900	12/20/23	5.000% quarterly	$2,460,913	$1,666,003	$794,910

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL – Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in global fixed income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$145,797,464	—	$145,797,464
Corporate Bonds & Notes	—	127,355,583	—	127,355,583
Collateralized Mortgage Obligations	—	65,380,685	—	65,380,685
U.S. Government & Agency Obligations	—	59,646,990	—	59,646,990
Asset-Backed Securities	—	12,600,417	—	12,600,417
Senior Loans	—	2,317,572	—	2,317,572

Total Long-Term Investments	—	413,098,711	—	413,098,711

Short-Term Investments†	$6,857,919	—	—	6,857,919

Total Investments	$6,857,919	$413,098,711	—	$419,956,630

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$987,457	—	$987,457
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	794,910	—	794,910

Total Other Financial Instruments	—	$1,782,367	—	$1,782,367

Total	$6,857,919	$414,881,078	—	$421,738,997

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$2,589,426	—	$2,589,426
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	74,501	—	74,501

Total	—	$2,663,927	—	$2,663,927

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BrandywineGLOBAL – Global Income Opportunities Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2019